Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Goodwill
Goodwill, balance at the beginning of period		¥ 4,091,219	¥ 2,379,182
Increase in goodwill related to acquisitions		65,892	1,712,037
Goodwill, balance at the end of period	$ 598,749	¥ 4,157,111	¥ 4,091,219